Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Trade And other payables	$ 622
Other long-term liabilities	1,033
Total	1,655
Other long-term liabilities	1,658	$ 1,610
Total	154,853
Less than 1 year [Member]
Statement [Line Items]
Trade And other payables	622
Other long-term liabilities	0
Total	622
2-3 Years [Member]
Statement [Line Items]
Trade And other payables	0
Other long-term liabilities	716
Total	716
4-5 Years [Member]
Statement [Line Items]
Trade And other payables	0
Other long-term liabilities	317
Total	317
Over 5 Years [Member]
Statement [Line Items]
Trade And other payables	0
Other long-term liabilities	0
Total	$ 0